Commitment and Contingencies (Details)	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Commitment and Contingencies (Details) [Line Items]
Capital commitments due | ¥	¥ 511		¥ 1,094
Percentage of overdue	50.00%
Undiscounted payments | $
Minimum [Member]
Commitment and Contingencies (Details) [Line Items]
Loan term period	6 months
Maximum [Member]
Commitment and Contingencies (Details) [Line Items]
Loan term period	24 months